Shareholder Report, Holdings (Details) - C000264666	Dec. 31, 2025
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.40%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%